Gains or losses on non financial assets, net	12 Months Ended
Dec. 31, 2025
Gains (losses) on disposals of non-current assets [abstract]
Gains or losses on non financial assets, net	Gains or losses on non financial assets, net
The detail of Gains/ (losses) on disposal of assets not classified as non-current assets held for sale is as follows:

EUR million
	2025	2024	2023
Gains
Tangible and intangible assets	65	48	53
Investments	17	360	285
	82	408	338
Losses
Tangible and intangible assets	(41)	(36)	(26)
Investments	(41)	(4)	—
	(82)	(40)	(26)
	—	368	312